Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income before income taxes
United States			$ 91.8	$ 136.8	$ 119.3
Foreign			(0.6)	91.0	110.5
Income Before Income Taxes	$ 32.7	$ 62.7	91.2	227.8	229.8
Current:
United States			71.2	41.4	49.8
State			5.5	8.2	10.6
Foreign			18.0	23.7	30.8
Total			94.7	73.3	91.2
Deferred:
United States			(9.8)	(0.4)	(10.0)
State			(1.4)	0.2	(1.5)
Foreign			(19.4)	0.1	(2.5)
Total			(30.6)	(0.1)	(14.0)
Total income tax provision	$ 11.0	$ 21.3	$ 64.1	$ 73.2	$ 77.2